Equity	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Equity
Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2025			2024
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 31 (1)	–	$–	$ –	12,000,000	$300	$ 0.96
Class B – Series 33 (2)	–	–	0.57	8,000,000	200	0.76
Class B – Series 44	16,000,000	400	1.70	16,000,000	400	1.70
Class B – Series 50	500,000	500	73.73	500,000	500	73.73
Class B – Series 52	650,000	650	70.57	650,000	650	70.57
Preferred Shares – Classified as Equity		$1,550			$2,050
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658
4.300% LRCNs, Series 1 (3)		1,250			1,250
5.625% LRCNs, Series 2		750			750
7.325% LRCNs, Series 3		1,000			1,000
7.700% LRCNs, Series 4		1,356			1,356
7.300% LRCNs, Series 5		1,023			1,023
6.875% LRCNs, Series 6 (4)		1,369			–
Other Equity Instruments		$7,406			$6,037
Preferred Shares and Other Equity Instruments		$8,956			$8,087
Common Shares
Balance at beginning of year	729,529,876	$23,921		720,909,161	$22,941
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	–	–		7,790,724	905
Issued under the Stock Option Plan (Note 20)	1,520,631	161		811,652	74
Treasury shares sold	55,172	7		18,339	1
Purchased for cancellation	(22,200,000)	(730)		–	–
Balance at End of Year (5)	708,905,679	$23,359	$ 6.44	729,529,876	$23,921	$ 6.12

(1)	Series 31 was redeemed and final dividends were paid on November 25, 2024.
(2)	Series 33 was redeemed and final dividends were paid on August 25, 2025.
(3)	4.300% LRCNs, Series 1 was redeemed on November 12, 2025.
(4)	On July 29, 2025, we issued LRCNs, Series 6 for US$1,000 million.
(5)	Common shares are net of nil treasury shares as at October 31, 2025 (55,172 treasury shares as at October 31, 2024).
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Non-cumulative dividend	(1)	Reset premium	Date redeemable / convertible	Convertible to
Class B – Series 44	25.00	$ 0.426000	(2)	2.68%	November 25, 2028 (3) (4)	Class B – Series 45 (5) (6)
Class B – Series 50	1,000.00	$36.865000	(2)	4.25%	November 26, 2027 (3)	Not convertible (6)
Class B – Series 52	1,000.00	$35.285000	(2)	4.25%	May 26, 2028 (3)	Not convertible (6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred shares, which are payable semi-annually.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as and when declared at the
3-month
Government of Canada treasury bill yield plus the reset premium.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a NVCC provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

On August 25, 2025, we redeemed all of our outstanding 8 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 33 (NVCC)
for an aggregate total of $200 million. On November 25, 2024, we redeemed all of our outstanding 12 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 31 (NVCC) for an aggregate total of $300 million.
Other Equity Instruments
On November 12, 2025, we redeemed the $1,250 million 4.300% LRCNs, Series 1 (NVCC) and the corresponding $1,250 million Preferred Shares Series 48.

On July 29, 2025, we issued US$1,000 million 6.875% LRCNs, Series 6 (NVCC). As at October 31, 2025, together with the $1,250 million 4.300
% LRCNs, Series 1 (NVCC),
$
750 million 5.625% LRCNs, Series 2 (NVCC), $1,000 million 7.325% LRCNs, Series 3 (NVCC), US$1,000 million 7.700% LRCNs, Series 4 (NVCC)

and US$750 million 7.300% LRCNs, Series 5 (NVCC), these LRCNs are classified as equity
and form part of our Additional Tier 1 Capital. Upon the occurrence of a recourse event, the noteholders will have recourse to assets held in a consolidated trust managed by a third-party trustee. As at October 31, 2025, the trust assets comprise $1,250 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 48 (NVCC) (Preferred Shares Series 48), $750 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 49 (NVCC) (Preferred Shares Series 49), $1,000 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 51 (NVCC) (Preferred Shares Series 51), US$1,000 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 53 (NVCC) (Preferred Shares Series 53), US$750 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 54 (NVCC) and US$1,000 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 55 (NVCC) (Preferred Shares Series 55) issued concurrently with LRCNs, Series 1, Series 2, Series 3, Series 4, Series 5 and Series 6, respectively. As the Preferred Shares Series 48, Series 49, Series 51, Series 53, Series 54 and Series 55 eliminate on consolidation, they do not currently form part of our Additional Tier 1 Capital.
The US$500 million 4.800% AT1 Notes (NVCC) are also classified as equity and form part of our Additional Tier 1 Capital.

The AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instruments and, as a result, the full amount of proceeds has been classified as equity and forms part of our additional Tier 1 NVCC. Distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2025 and 2024.

(Canadian $ in millions, except as noted)					2025	2024
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% AT1 Notes	US$500	6.709 (1)	February 2026 (2)	Variable number of common shares (3)	$658	$658
4.300% LRCNs, Series 1	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (3) (4)	1,250	1,250
5.625% LRCNs, Series 2	$750	5.625 (4)	May 2027 (2)	Variable number of common shares (3) (4)	750	750
7.325% LRCNs, Series 3	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (3) (4)	1,000	1,000
7.700% LRCNs, Series 4	US$1,000	7.700 (4)	May 2029 (2)	Variable number of common shares (3) (4)	1,356	1,356
7.300% LRCNs, Series 5	US$750	7.300 (4)	November 2034 (2)	Variable number of common shares (3) (4)	1,023	1,023
6.875% LRCNs, Series 6	US$1,000	6.875 (4)	November 2030 (2)	Variable number of common shares (3) (4)	1,369	–
Total					$7,406	$6,037

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion. The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)	The notes issued include a NVCC provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.
(4)
Non-deferrable interest is payable semi-annually on the LRCNs, Series 1, Series 2 and Series 3 and quarterly on the LRCNs, Series 4, Series 5 and Series 6, at the bank’s discretion. Non-payment of interest will result in a recourse event, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise our NVCC Preferred Shares Series 48 for LRCNs, Series 1, Preferred Shares Series 49 for LRCNs, Series 2, Preferred Shares Series 51 for LRCNs, Series 3, Preferred Shares Series 53 for LRCNs, Series 4, Preferred Shares Series 54 for LRCNs, Series 5 and Preferred Shares Series 55 for LRCNs, Series 6. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Series 49, Series 51, Series 53, Series 54 and Series 55 for LRCNs, Series 1, Series 2, Series 3, Series 4, Series 5 and Series 6, respectively, would be converted into common shares of the bank (as described below), the LRCNs would be redeemed, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise common shares of the bank received by the trust on conversion.

Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that
will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities
in our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed
surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.
Non-Viability
Contingent Capital
Our preferred shares, AT1 Notes and LRCNs, by virtue of the recourse to the preferred shares held in the consolidated trusts, include a NVCC provision, which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance, including declared and unpaid dividends on such preferred share or other equity instrument issuance, by the conversion price and then applying the multiplier.

Normal Course Issuer Bid
On January 17, 2025, we announced a normal course issuer bid (NCIB) to purchase up to
20
 million of our common shares for cancellation commencing January 22, 2025 and ending no later than January 21, 2026. On September 2, 2025, we announced the termination of this NCIB effective September 4, 2025.
On September 2, 2025, we announced a new NCIB to purchase up to 30 million of our common shares for cancellation commencing September 5, 2025 and ending no later than September 4, 2026. The timing and amount of purchases under the NCIB are determined by management, based on factors such as market conditions and capital levels.
During the year ended October 31, 2025, we purchased for cancellation 16.4 million common shares under the January 2025 NCIB and 5.8 million shares under the September 2025 NCIB, for a total of
22.2 million common shares
,
at an average price of $152.97 per share
,
for a total amount of $3,461 million, including tax.
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so and, in certain circumstances, Class B Preferred Share dividends cannot be paid unless dividends on our Preferred Shares Series 48, Series 49, Series 51, Series 53, Series 54 and Series 55 have been paid.
In addition, if the bank does not pay the interest in full on the AT1 Notes, the bank will not declare dividends on its common shares or preferred shares, or redeem, purchase or otherwise retire such shares, until the month commencing after the bank resumes full interest payments on the AT1 Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
Beginning the third quarter of 2024 and until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan (DRIP) are purchased on the open market without a discount.
In the first and second quarters of 2024, common shares under the DRIP were issued by the bank from treasury with a 2% discount, calculated in accordance with the terms of the DRIP. We issued 7,790,724 common shares under the DRIP in the first and second quarters of 2024.
Potential Share Issuances
As at October 31, 2025, we had reserved 39,864,838 common shares (39,864,838 as at October 31, 2024) for potential issuance in respect of the DRIP. We have also reserved 5,699,134 common shares
(
6,554,492 as at October 31, 2024) for the potential exercise of stock options, as further described in Note 20.